Other Income	6 Months Ended
Jun. 30, 2025
Other Income [Abstract]
OTHER INCOME

NOTE 12 - OTHER INCOME

Other income consisted of the following:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Waste sales	$3,280	$4,781
Loss on disposal of fixed assets	-	(7,087)
Other, net	13,532	18,924
Total other income	$16,812	$16,618